Financial Instruments -Recurring Basis (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Financial instruments measured on a recurring basis
Key inputs used in investor option liability valuation
Impairment loss for available-for-sale investments	$ 0	$ 0